Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2020
Categories of current financial assets [abstract]
Summary of Marketable Securities
The composition of the portfolio and its fair values are specified in following table:

	Carrying amount	Fair value
June 30, 2020	(EUR’000)
Marketable securities
U.S. Treasury bills	208,334	208,330
Commercial papers	22,624	22,614
Total marketable securities	230,958	230,944